Other Disclosures - Equity - Additional Information (Details) kr / shares in Units, $ in Millions	1 Months Ended						12 Months Ended
	Sep. 30, 2020 DKK (kr) shares	Sep. 30, 2020 USD ($) shares	Jul. 31, 2020 shares	Feb. 29, 2020 DKK (kr) kr / shares shares	Jan. 31, 2020 shares	Mar. 31, 2019 shares	Dec. 31, 2020 DKK (kr) kr / shares shares	Dec. 31, 2019 DKK (kr) shares	Dec. 31, 2018 shares	Apr. 30, 2020 shares
Other Disclosures [Line Items]
Gross proceeds from share offering	kr 534,500,000	$ 83.7					kr 1,280,786,000	kr 19,000
Net proceeds from share offering | kr	kr 477,900,000
Number of ordinary share	1	1
Transaction costs | kr	kr 56,600,000
Nominal share capital | kr							kr 34,698,000	kr 19,984,000
RSUs
Other Disclosures [Line Items]
Issuance of shares										5,378
Ordinary Shares
Other Disclosures [Line Items]
Issuance of Matching Shares							31,250	19,175
Issuance of bonus shares as part of license agreement							20,650	26,060	11,380
Issuance of shares	3,650,000	3,650,000					34,697,703
Offer price of investment share | kr / shares							kr 1
Nominal share capital | kr							kr 34,697,703
ADSs
Other Disclosures [Line Items]
Gross proceeds from share offering	kr 534,500,000	$ 83.7
Issue of American depositary shares	3,966,146	3,966,146
Directed Issue and Private Placement
Other Disclosures [Line Items]
Issuance of shares				7,032,937
Gross proceeds from share offering | kr				kr 745,000,000
Net proceeds from share offering | kr				kr 694,000,000
Directed Issue and Private Placement | New Shares
Other Disclosures [Line Items]
Offer price of investment share | kr / shares				kr 1
Directed Issue and Private Placement | New Shares | Top of Range
Other Disclosures [Line Items]
Issuance of shares				3,961,264
Private Placement | Existing Shares
Other Disclosures [Line Items]
Offer price of investment share | kr / shares				kr 1
Private Placement | Existing Shares | Top of Range
Other Disclosures [Line Items]
Issuance of shares				3,071,673
Private Placement | Offer Shares
Other Disclosures [Line Items]
Offer price of investment share | kr / shares				kr 106
Participants in 2017 LTIP
Other Disclosures [Line Items]
Issuance of Matching Shares						19,175
KLSDC and UCL
Other Disclosures [Line Items]
Issuance of bonus shares as part of license agreement					20,650			26,060
Participants in 2019 LTIP
Other Disclosures [Line Items]
Issuance of Matching Shares			31,250